UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-44660

                             Monetta Fund, Inc.
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               (Exact name of registrant as specified in charter)

                             1776 S. Naperville Road, Suite 100
                             Wheaton, IL 60187-8133
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               (Address of principal executive offices) (Zip Code)

                              Monetta Financial Services, Inc.
                              1776-A S. Naperville Road, Suite 100
                              Wheaton, IL 60187-8133
        -----------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-630-462-9800
                                                           --------------

                     Date of fiscal year end: December 31
                                              --------------

                     Date of reporting period: March 31, 2006
                                               ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1. SCHEDULE OF INVESTMENTS


MONETTA FUND, INC.
SCHEDULE OF INVESTMENTS (UNAUDITED)
MARCH 31, 2006




COMMON STOCK - 97.1%
NUMBER OF SHARES                                                                          MARKET VALUE

Aerospace/Defense - 2.1%
   10,400   General Dynamics Corp.                                                            $665,392
    8,800   Lockheed Martin Corp.                                                              661,144
                                                                                         -------------
                                                                                             1,326,536

Agriculture - 1.2%
   23,000   Archer-Daniels-Midland Co.                                                         773,950


Apparel - 0.4%
   *3,500   Carter's, Inc.                                                                     236,215


Banks - 2.5%
   18,500   U.S. Bancorp                                                                       564,250
   15,000   Wells Fargo & Co.                                                                  958,050
                                                                                        --------------
                                                                                             1,522,300

Biotechnology - 1.2%
   *6,000   Amgen, Inc.                                                                        436,500
   *5,000   Genzyme Corp.                                                                      336,100
                                                                                        --------------
                                                                                               772,600

Building Materials - 3.1%
    9,000   Cemex S.A. - SP ADR (b)                                                            587,520
    6,000   Eagle Materials, Inc.                                                              382,560
    4,400   Texas Industries, Inc.                                                             266,156
   *3,500   USG Corp.                                                                          332,360
    4,000   Vulcan Materials Co.                                                               346,600
                                                                                        --------------
                                                                                             1,915,196

Chemicals - 1.1%
    5,000   FMC Corp.                                                                          309,900
    4,000   Potash Corp. of Saskatchewan, Inc.                                                 352,360
                                                                                        --------------
                                                                                               662,260

Coal - 2.6%
    4,000   Arch Coal, Inc.                                                                    303,760
   *8,000   Foundation Coal Holdings, Inc.                                                     329,120
   19,000   Peabody Energy Corp.                                                               957,790
                                                                                        --------------
                                                                                             1,590,670

Commercial Services - 3.7%
   *5,000   Corrections Corp. of America                                                       226,000
  *12,000   Euronet Worldwide, Inc.                                                            453,960
   15,000   McKesson Corp.                                                                     781,950
  *10,000   Nasdaq Stock Market, Inc.                                                          400,400
   10,000   Paychex, Inc.                                                                      416,600
                                                                                        --------------
                                                                                             2,278,910

Computers - 3.9%
   *7,000   Apple Computer, Inc.                                                               439,040
   10,000   Hewlett-Packard Co.                                                                329,000
   *3,500   Komag, Inc.                                                                        166,600
  *12,000   M-Systems Flash Disk Pioneer Ltd.                                                  310,320
  *10,000   Network Appliance, Inc.                                                            360,300
  *15,000   Palm, Inc.                                                                         347,400
   *5,000   Research in Motion Ltd.                                                            424,400
                                                                                        --------------
                                                                                             2,377,060


Cosmetics/Personal Care - 1.3%
   14,000   Proctor & Gamble Co.                                                               806,680


Diversified Financial Services - 7.6%
   10,000   American Express Co.                                                               525,500
    9,000   Calamos Asset Management, Inc.  - CL A                                             336,600
    1,000   The Chicago Mercantile Exchange                                                    447,500
    6,500   The Goldman Sachs Group, Inc.                                                    1,020,240
   20,000   Janus Capital Group, Inc.                                                          463,400
    3,500   Legg Mason, Inc.                                                                   438,655
    5,000   Merrill Lynch & Co., Inc.                                                          393,800
   30,000   The Charles Schwab Corp.                                                           516,300
   12,000   The First Marblehead Corp.                                                         519,000
                                                                                        --------------
                                                                                             4,660,995

Electric - 0.5%
   10,000   Duke Energy Corp.                                                                  291,500


Electrical Component & Equipment - 0.9%
    4,500   Emerson Electric Co.                                                               376,335
   *6,000   The Lamson & Sessions Co.                                                          166,980
                                                                                        --------------
                                                                                               543,315

Electronics - 1.5%
    7,000   Garmin Ltd.                                                                        556,010
   *8,000   Jabil Circuit, Inc.                                                                342,880
                                                                                        --------------
                                                                                               898,890

Engineering & Construction - 0.5%
   13,000   Chicago Bridge & Iron Co.                                                          312,000


Entertainment - 1.2%
    8,000   Int'l Game Technology                                                              281,760
   *7,000   Penn National Gaming, Inc.                                                         295,260
   *5,000   Scientific Games Corp. - CL A                                                      175,650
                                                                                        --------------
                                                                                               752,670

Healthcare-Services - 6.7%
   10,000   Aetna, Inc.                                                                        491,400
   10,000   HCA, Inc.                                                                          457,900
   *7,000   Humana, Inc.                                                                       368,550
  *12,000   Laboratory Corp. of America Holdings                                               701,760
    8,000   Quest Diagnostics, Inc.                                                            410,400
   23,000   UnitedHealth Group, Inc.                                                         1,284,780
   *5,000   WellPoint, Inc.                                                                    387,150
                                                                                        --------------
                                                                                             4,101,940

Insurance - 2.2%
    5,000   American Int'l Group, Inc.                                                         330,450
    6,000   Assurant, Inc.                                                                     295,500
   24,000   Marsh & McLennan Companies, Inc.                                                   704,640
                                                                                        --------------
                                                                                             1,330,590

Internet - 1.8%
  *10,000   Akamai Technologies, Inc.                                                          328,900
   *4,000   Ctrip.com Int'l Ltd. - SP ADR (b)                                                  330,800
   *6,000   F5 Networks, Inc.                                                                  434,940
                                                                                        --------------
                                                                                             1,094,640

Iron/Steel - 4.6%
   11,000   Allegheny Technologies, Inc.                                                       672,980
   12,000   Nucor Corp.                                                                      1,257,480
    2,000   Tenaris S.A.                                                                       361,340
    9,000   United States Steel Corp.                                                          546,120
                                                                                        --------------
                                                                                             2,837,920

Lodging - 1.6%
   *8,000   Las Vegas Sands Corp.                                                              453,280
   *7,000   Wynn Resorts Ltd.                                                                  537,950
                                                                                        --------------
                                                                                               991,230

Machinery-Construction & Mining - 3.7%
    6,000   Caterpillar, Inc.                                                                  430,860
   15,000   Joy Global, Inc.                                                                   896,550
  *12,000   Terex Corp.                                                                        950,880
                                                                                        --------------
                                                                                             2,278,290

Media - 2.9%
   12,000   EchoStar Communications Corp. - CL A                                               358,440
   40,000   The Walt Disney Co.                                                              1,115,600
  *15,000   XM Satellite Radio Holdings, Inc. - CL A                                           334,050
                                                                                        --------------
                                                                                             1,808,090

Metal Fabricate/Hardware - 2.4%
   10,000   Commercial Metals Co.                                                              534,900
   10,000   Precision Castparts Corp.                                                          594,000
    5,000   Quanex Corp.                                                                       333,150
                                                                                        --------------
                                                                                             1,462,050

Miscellaneous Manufacturing - 0.5%
    6,000   Dover Corp.                                                                        291,360

Oil & Gas - 5.6%
    6,000   Canadian Natural Resources Ltd.                                                    332,340
   15,000   Chesapeake Energy Corp.                                                            471,150
    6,000   ENSCO Int'l, Inc.                                                                  308,700
   10,000   Marathon Oil Corp.                                                                 761,700
   *5,000   Nabors Industries Ltd.                                                             357,900
   10,000   Sunoco, Inc.                                                                       775,700
    8,000   Valero Energy Corp.                                                                478,240
                                                                                        --------------
                                                                                             3,485,730

Oil & Gas Services - 3.6%
   10,000   BJ Services Co.                                                                    346,000
   *8,000   Grant Prideco, Inc.                                                                342,720
   10,000   Halliburton Co.                                                                    730,200
   *9,000   Helix Energy Solutions Group, Inc.                                                 341,100
  *10,000   Weatherford Int'l Ltd.                                                             457,500
                                                                                        --------------
                                                                                             2,217,520

Pharmaceuticals - 4.3%
   *6,500   Amylin Pharmaceuticals, Inc.                                                       318,175
    9,000   Cardinal Health, Inc.                                                              670,680
   *7,000   Caremark RX, Inc.                                                                  344,260
   *3,500   Express Scripts, Inc.                                                              307,650
   *5,000   Gilead Sciences, Inc.                                                              311,100
    5,000   Omnicare, Inc.                                                                     274,950
      *89   OSI Pharmaceuticals, Inc. - RT                                                           3
  *10,000   Teva Pharmaceutical Industries Ltd. - SP ADR (b)                                   411,800
                                                                                        --------------
                                                                                             2,638,618
Retail - 3.4%
    7,000   Costco Wholesale Corp.                                                             379,120
   10,000   CVS Corp.                                                                          298,700
    6,000   Home Depot, Inc.                                                                   253,800
   12,000   McDonald's Corp.                                                                   412,320
  *20,000   Starbucks Corp.                                                                    752,800
                                                                                        --------------
                                                                                             2,096,740

Semiconductors - 5.4%
   *9,000   Advanced Micro Devices, Inc.                                                       298,440
  *10,000   Broadcom Corp. - CL A                                                              431,600
   *6,000   FormFactor, Inc.                                                                   235,920
  *10,000   Freescale Semiconductor, Inc.  - CL B                                              277,700
  *40,000   LSI Logic Corp.                                                                    462,400
   *6,000   Marvell Technology Group Ltd.                                                      324,600
   30,000   Micron Technology, Inc.                                                            441,600
   20,000   National Semiconductor Corp.                                                       556,800
   10,000   Texas Instruments, Inc.                                                            324,700
                                                                                        --------------
                                                                                             3,353,760

Software - 2.4%
    8,000   First Data Corp.                                                                   374,560
   10,000   Global Payments, Inc.                                                              530,100
  *20,000   Red Hat, Inc.                                                                      559,600
                                                                                        --------------
                                                                                             1,464,260

Telecommunications - 8.1%
   10,000   America Movil S.A. de C.V. - ADR Series L (b)                                      342,600
  *10,000   American Tower Corp. - CL A                                                        303,200
  *15,000   Cisco Systems, Inc.                                                                325,050
   20,000   Corning, Inc.                                                                      538,200
   10,000   Crown Castle Int'l Corp.                                                           283,500
   10,000   Foundry Networks, Inc.                                                             181,600
   10,000   Harris Corp.                                                                       472,900
  *50,000   JDS Uniphase Corp.                                                                 208,500
  *60,000   Level 3 Communications, Inc.                                                       310,800
   20,000   Motorola, Inc.                                                                     458,200
   20,000   Qualcomm, Inc.                                                                   1,012,200
  *20,000   Tellabs, Inc.                                                                      318,000
  *15,000   Time Warner Telecom, Inc. - CL A                                                   269,250
                                                                                        --------------
                                                                                             5,024,000

Transportation - 2.3%
   12,000   Burlington Northern Santa Fe Corp.                                                 999,960
    6,700   CSX Corp.                                                                          400,660
                                                                                        --------------
                                                                                             1,400,620

Trucking & Leasing - 0.3%
    5,000   Gatx Corp.                                                                         206,450

                                                                                        --------------
TOTAL COMMON STOCK                                                                          59,805,555
  (COST $49,312,040)(a)


VARIABLE DEMAND NOTES - 3.0%
PRINCIPAL AMOUNT

  321,800   American Family Financial Services Co. - 4.469%                                    321,800
1,540,400   Wisconsin Corp. Central Credit Union - 4.493%                                    1,540,400

                                                                                        --------------
TOTAL VARIABLE DEMAND NOTES                                                                  1,862,200

                                                                                        --------------
TOTAL INVESTMENTS - 100.1%                                                                  61,667,755
  (cOST $51,174,240)(a)

OTHER NET ASSETS LESS LIABILITIES - (0.1%)                                                     (67,357)

                                                                                        --------------

TOTAL NET ASSETS - 100%                                                                    $61,600,398
                                                                                        ==============




(a) Cost is identical for book and tax purposes; the aggregate gross unrealized appreciation is $10,897,887 and the aggregate gross unrealized depreciation is $404,372 resulting in net unrealized appreciation of $10,493,515.

(b)  American Depository Receipt (ADR).

(c) Right (RT) - security giving the holder the entitlement to purchase new shares issued by the corporation, at a specified price within a specified period of time.

*  Non-income producing security.

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under Act(17 CFR 270.30a-3(c))) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under Act(17 CFR270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b)
    under the Exchange Act(17  CFR   240.13a-15(b) or 240.15d-15(b)).

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act(17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting.


ITEM 3. EXHIBITS

     Certification for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17CFR270.30A-2(a)).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



(Registrant) Monetta Funds, Inc.
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By (Signature and Title)* /s/ ROBERT S. BACARELLA
                         -------------------------------------------------------
                          Robert S. Bacarella, Principal Executive Officer

Date                      May 17, 2006
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(Registrant) Monetta Funds, Inc.
             -------------------------------------------------------------------

By (Signature and Title)* /s/ Lynn H. Waterloo
                         -------------------------------------------------------
                          Lynn H. Waterloo, Principal Financial Officer

Date                      May 17, 2006
    ----------------------------------------------------------------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/  ROBERT S. BACARELLA
                         -------------------------------------------------------
                          Robert S. Bacarella, Principal Executive Officer

Date                      May 17, 2006
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By (Signature and Title)* /s/  LYNN H. WATERLOO
                         -------------------------------------------------------
                          Lynn H. Waterloo, Principal Financial Officer

Date                      May 17, 2006
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